Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Thomas Crown Global Long/Short Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Thomas Crown Global Long/Short Equity Fund’s (the “Fund”) investment objective is long-term capital appreciation with reduced volatility and correlation compared to global equity market indices.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-12-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  Because the Fund is newly organized, portfolio turnover information is not yet available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year).

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment goal primarily through long and short equity positions in global markets.  The Adviser will use a bottom-up fundamental investment style to exploit global themes and secular trends.  Secular trends are long-term in nature and are not cyclical or seasonal; examples of such trends may include demographic, technological and obsolescence.

Under normal circumstances, the Fund invests at least 80% of its total assets in equity instruments, including common stocks, convertibles, preferred stocks, warrants, exchange-traded funds (“ETFs”), American Depositary Receipts (“ADRs”), and Global Depositary Receipts (“GDRs”) issued by or tied economically to global markets as defined below.  The Fund may invest in securities of issuers of any market capitalization and in securities denominated in either U.S. dollars or foreign currencies, but invests primarily in securities with a minimum market capitalization of $200 million at purchase.  The Fund may invest up to 20% of net assets in corporate debt (including up to 20% in bonds rated lower than Baa or BBB, also known as “junk” bonds).  The Fund may utilize leverage of no more than 30% of the Fund’s total assets as part of the portfolio management process.  The Fund may invest up to 10% of net assets in derivatives including futures contracts on stock indices, and call and put options on securities including writing (selling) calls against positions in the portfolio (“covered calls”) or writing (selling) puts on securities. Derivatives may be used in an effort to: enhance returns; manage or adjust the risk profile of the Fund or the risk profile of individual Fund positions; replace more traditional direct investments; obtain exposure to certain markets; establish net short or long positions for individual markets or individual securities; or hedge risk.  The Fund invests principally in equity securities by companies in developed countries but may also invest in emerging markets.

Under normal circumstances, the Fund anticipates that it will allocate approximately 40% or more of its total assets (unless market conditions are not deemed favorable by the Adviser, in which case the Fund would invest at least 30%) in global securities (or derivatives with similar economic characteristics), which include: (i) foreign government issuers; (ii) issuers organized or located outside the United States; (iii) issuers whose securities primarily trade in a market located outside the United States; or (iv) issuers doing a substantial amount of business outside the United States, which the Fund considers to be companies that derive at least 50% of their revenue or profits from business outside the United States or have at least 50% of their sales or assets outside the United States.  The Fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries).

Under normal circumstances, the Fund intends to maintain positive net long exposure over time with an expected range of -10% to 80%. This long/short equity strategy seeks to minimize market exposure, while profiting from stock gains in the long positions and price declines in the short positions.  Although the Fund intends to maintain a net long exposure (i.e., gross long exposures minus gross short exposures) over time in certain circumstances (e.g., times of high market volatility, poor market conditions, excessive market valuations, and/or economic turmoil or crisis), these short positions may approach or surpass the size of the overall long position.  Under such circumstances, the Fund may significantly lower the net exposure of the Fund to a net short position. The use of both long and short positions better enables the Fund to seek to produce returns that have low correlation to those available by investing in the market as a whole.  The Fund will have a long position when it holds a security in its portfolio or maintains a position through a derivative instrument that provides economic exposure similar to direct ownership of the security.  The Fund will have a short position when it sells a security it does not own by delivery of a borrowed security.  The Fund may also have a short position when it has entered into a derivative instrument that provides economic exposure similar to a short sale of the security.

The Adviser will seek to purchase (long) companies with one or more of the following attributes (but not limited to): (i) companies with strong business fundamentals and growth prospects; (ii) companies that are undervalued relative to peers, historical averages and/or earnings/cash flow profile; (iii) companies capable of generating sustainable growth in cash flow; (iv) companies returning capital to shareholders via increasing dividends and/or share repurchases; (v) companies with a sustainable competitive advantage; (vi) companies with a potential significant catalyst such as merger, acquisition, spin-off or management change; and (vii) companies within industries with improving trends following significant consolidation.

The Adviser will seek to employ equity short positions in an attempt to increase returns and/or reduce risk.  The Adviser will seek to sell (short) companies that it believes will decline in price, lose economic value or generally underperform with one or more of the following attributes (but not limited to):  (i) companies with high leverage; (ii) companies that are expensive on earnings and/or cash flows with a negative catalyst; (iii) companies with poor earnings quality; (iv) companies with a high cash burn rate or poor capital allocation; (v) companies with weak competitive positioning; and (vii) companies within a secular declining industry.

The Adviser’s investment process will focus on identifying companies for investment consideration based on a variety of factors, including multiple quantitative and qualitative screens across industries, geographies, market capitalization, value and growth.  The Adviser will conduct further in-depth research on potential investments, which may include: financial modeling, reviewing publicly disclosed information, interviews with company management, interviews with industry experts, and identifying any potential thematic or secular trends.  The Adviser will then combine the research with various valuation factors, risk/return profile, and a proprietary quantitative overlay in selecting long and short investments.

The Adviser will actively monitor investment positions and may sell investments, or in the case of short positions, exit the investment based on changes at either the macro-economic level, market level, and/or company level.  This may include changes in politics, regulatory environment, economics, industry trends, and/or technological changes.  The Adviser may also sell or exit a short position when other more attractive opportunities exist in the portfolio managers’ opinion.

The Fund may engage in active and frequent trading to achieve its investment objective.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Losing all or a portion of your investment is a risk of investing in the Fund.  The following risks could affect the value of your investment:

ADR Risk. ADRs may entail the special risks of international investing, including currency exchange fluctuations, governmental regulations, and the potential for political and economic instability.

Credit Risk.  Credit risk is the risk that issuers may fail or become less able to make interest and/or principal payments when due.  Changes in the actual or perceived creditworthiness of an issuer, factors affecting an issuer directly (such as management changes, labor relations, collapse of key suppliers or customers, or material changes in overhead), factors affecting the industry in which a particular issuer operates (such as competition or technological advances) and changes in general social, economic or political conditions can increase the risk of default by an issuer, which can affect a security’s credit quality or value. Entities providing credit or liquidity support also can be affected by these types of changes.

Currency Risk.  To the extent that the Fund invests in securities or other investments denominated in or indexed to foreign currencies, changes in currency exchange rates may bring an added dimension of risk. Currency fluctuations could negatively impact investment gains or add to investment losses.  Although the Fund may attempt to hedge against currency risk, the hedging instruments may not always perform as the Fund expects and could produce losses.  Suitable hedging instruments may not be available for currencies of emerging market countries.  The Fund’s portfolio managers may determine not to hedge currency risks, even if suitable instruments appear to be available.

Derivatives Risk.  The use of derivative instruments exposes the Fund to additional risks and transaction costs.  These instruments come in many varieties and have a wide range of potential risks and rewards, and may include futures contracts, options (both written and purchased), and forward currency exchange contracts. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

Equity Risk.  The risks that could affect the value of the Fund’s shares and the total return on your investment include the possibility that the equity securities held by the Fund will experience sudden, unpredictable drops in value or long periods of decline in value.

Exchange-Traded Fund Risk.  An ETF in which the Fund invests may not achieve its investment objective or execute its investment strategies effectively or a large purchase or redemption activity by shareholders of such an investment company might negatively affect the value of the investment company’s shares.  The Fund must also pay its pro rata portion of an ETF’s fees and expenses.

Emerging Markets Risk.  The Fund intends to have exposure to emerging markets. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative.

Fixed-Income Securities Risk.  The risks of investing in debt or fixed-income securities include (without limitation): (i) credit risk (discussed above); (ii) maturity risk; i.e., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk; i.e., low demand for debt securities may negatively impact their price; (iv) interest rate risk; i.e., when interest rates go up, the value of a debt security goes down, and when interest rates go down, the value of a debt security goes up; (v) selection risk; i.e., the securities selected by the portfolio managers may underperform the market or other securities selected by other funds; and (vi) call risk; i.e., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund’s income, if the proceeds are reinvested at lower interest rates.

High Yield Securities Risk.  Fixed income securities that are rated below investment grade (i.e., “junk bonds”) are subject to additional risk factors due to the speculative nature of these securities, such as the increased possibility of default liquidation of the security, and changes in value based on public perception of the issuer.

Foreign Securities.  Foreign securities can be more volatile than domestic (U.S.) securities.  Securities markets of other countries are generally smaller than U.S. securities markets.  Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Fund’s investments.  Investments in foreign securities may also involve exposure to fluctuations in foreign currency exchange rates.  These risks are enhanced in emerging markets.

Leverage Risk.  Leverage creates an opportunity for increased total return but, at the same time, creates special risk considerations. Leverage amplifies changes in the Fund’s net asset value (“NAV”). The Fund’s use of borrowing, derivative instruments, short positions and securities lending may create leverage.  Derivative instruments and short positions that involve leverage can result in losses to the Fund that exceed the amount originally invested.  There is no specified limit on the amount that the Fund’s investment exposure can exceed its net assets.  Because of leverage, the Fund’s investment exposure may exceed the Fund’s net assets by a significant amount.

Management Risk.  The Fund is subject to management risk because it is an actively managed portfolio. The Adviser’s management practices and investment strategies might not produce the desired results.  The Adviser may be incorrect in its assessment of a stock’s appreciation or depreciation potential.

Market Capitalization Risk (Small-, Mid- and Large-Cap Stocks Risk).  To the extent the Fund emphasizes small-, mid-, or large-cap stocks, it takes on the associated risks. At any given time, any one of these market capitalizations may be out of favor with investors.  Compared to small- and mid-cap companies, large-cap companies may be less responsive to changes and opportunities, but their returns have sometimes led those of smaller companies, often with lower volatility.  The stocks of small- and mid-cap companies may fluctuate more widely in price than the market as a whole, may be difficult to sell when the economy is not robust or during market downturns, and may be more affected than other types of stocks by the underperformance of a sector or during market downturns.  In addition, compared to large-cap companies, small- and mid-cap companies may depend on a limited management group, may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Market Direction Risk.  Since the Fund will typically hold both long and short positions, an investment in the Fund will involve market risks associated with different types of investment decisions than those made for a typical “long only” fund.  The Fund’s results will may suffer either both when there is a general market advance, and the Fund holds significant “short” positions, or when there is a general market decline and the Fund holds significant “long” positions.  In recent years, the markets have shown considerable volatility from day to day and even in intra-day trading.

Market Risk.  The prices of the securities in which the Fund invests may decline for a number of reasons. These reasons may include changing economic circumstances and/or perceptions about the creditworthiness of individual issuers.  Markets are volatile and values of individual securities can decline significantly in value in response to adverse issuer, political, regulatory, market, economic, and other developments that may cause broad changes in market values.

New Adviser Risk.  The Adviser is new and will have associated risks.  The principals are confident that the initial capitalization provides TCC with the resources to survive.  The Adviser’s revenues are directly linked to the asset level of the Fund, and therefore, may experience financial distress, if Fund assets decline in a meaningful way.

New Fund Risk.  The Fund is new with no operating history, and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

Portfolio Turnover Risk.  A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.

Preferred Stock Risk.  Preferred shareholders may have certain rights if dividends are not paid but generally have no legal recourse against the issuer.  Shareholders may suffer a loss of value if dividends are not paid.  The market prices of preferred stocks are generally more sensitive to changes in the issuer’s creditworthiness than are the prices of debt securities.

Short Sale Risk.  Short sales, at least theoretically, present unlimited loss on an individual security basis, since the Fund may be required to buy the security sold short at a time when the security has appreciated in value.  Because the Fund may invest the proceeds of a short sale, another effect of short selling on the Fund is similar to the effect of leverage, in that it amplifies changes in the Fund’s NAV since it increases the exposure of the Fund to the market and may increase losses and the volatility of returns.  The Fund may not always be able to close out a short position at a favorable time or price.  A lender may request that borrowed securities be returned to it on short notice, and the Fund may have to buy the borrowed securities at an unfavorable price, which will potentially reduce or eliminate any gain or cause a loss for the Fund.  The need to maintain cash or other liquid assets in segregated accounts could limit the Fund’s ability to pursue other opportunities as they arise.

Risk Lose Money [Text]	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
When the Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information is available on the Fund’s website at www.thomascrowncapital.com or by calling the Fund toll-free at 1-844-TCCFUND (822-3863).

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	When the Fund has been in operation for a full calendar year, performance information will be shown here.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-844-TCCFUND
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.thomascrowncapital.com
Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Interest Expense and Dividends on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.75%
All Remaining Other Expenses	rr_Component3OtherExpensesOverAssets	0.53%
Other Expenses	rr_OtherExpensesOverAssets	1.28%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.03%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	2.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	298
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	929
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Interest Expense and Dividends on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.75%
All Remaining Other Expenses	rr_Component3OtherExpensesOverAssets	0.53%
Other Expenses	rr_OtherExpensesOverAssets	1.28%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.78%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	2.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	273
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	855

[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Thomas Crown Capital, LLC (the "Adviser" or "TCC") has contractually agreed to waive a portion or all of its management fees and pay Fund expenses (excluding acquired fund fees and expenses, taxes, interest expense, dividends on securities sold short and extraordinary expenses) in order to limit the Net Annual Fund Operating Expenses to 2.20% and 1.95% of average daily net assets of the Fund's Investor Class and Institutional Class shares, respectively (the "Expense Caps"). The Expense Caps will remain in effect through at least December 31, 2016, and may be terminated only by the Trust's Board of Trustees (the "Board"). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.